Profit/(Loss) Before Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit/(Loss) Before Tax [Abstract]
Inventories recognized in cost of revenue	$ 65,575	$ 77,496	$ 94,373
Inventories written down/(reversed)	353	(45)	259
Expected credit loss allowance	(60)		5
Freight and delivery charges	5,955	7,894	7,498
Employee compensation	9,769	13,086	15,779
Intangible assets disposed			88
Legal and professional fees	3,419	567	1,557
Rental on operating leases	1,407	1,605	2,554
Payment transaction fees	$ 2,905	$ 3,017	$ 3,474